Schedule V - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule V-Valuation and Qualifying Accounts
Schedule V — Valuation and Qualifying Accounts

		Additions
	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
	(in millions)
2019:
Valuation allowance for mortgage loans on real estate	$—	$—	$—	$—	$—
Valuation allowance for uncollectible agents balances	—	—	—	—	—
Valuation allowance for uncollectible accounts	—	—	—	—	—
Valuation allowance for reinsurance recoverables	—	—	—	—	—
Total	$—	$—	$—	$—	$—
2018:
Valuation allowance for mortgage loans on real estate	$0.4	$(0.4)	$—	$—	$—
Valuation allowance for uncollectible agents balances	—	—	—	—	—
Valuation allowance for uncollectible accounts	—	—	—	—	—
Valuation allowance for reinsurance recoverables	—	—	—	—	—
Total	$0.4	$(0.4)	$—	$—	$—
2017:
Valuation allowance for mortgage loans on real estate	$1.7	$(1.3)	$—	$—	$0.4
Valuation allowance for uncollectible agents balances	4.3	(4.3)	—	—	$—
Valuation allowance for uncollectible accounts	1.0	(1.0)	—	—	$—
Valuation allowance for reinsurance recoverables	0.1	(0.1)	—	—	$—
Total	$7.1	$(6.7)	$—	$—	$0.4